SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Apr. 16, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants outstanding	6,834,398	40,606	1,098,786
Weighted Average remaining contractual life (years)	2 years 6 months
Warrants expiring April 16, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	643,299
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	10 days
Warrants expiring August 3, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	295,651
Exercise price	$ 2.40
Weighted Average remaining contractual life (years)	18 days
Warrants expiring November 24, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	221,448
Warrants expiring February 24, 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	18 days
Warrants expiring March 22, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	350,000
Exercise price	$ 1.75
Weighted Average remaining contractual life (years)	14 days
Warrants Expiring June Twenty Eight Two Thousand Twenty Six [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	5,324,000
Exercise price	$ 1.4375
Weighted Average remaining contractual life (years)	2 years 3 months 29 days